Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	104,164,880	47,141,230	27,112,263
Common stock, shares outstanding	104,164,880	47,141,230	27,112,263
Notes Payable Debt Discount	$ 0	$ 0	$ 55,982
Long term debt discount	1,405	0	67,726
Convertible Debentures Debt Discount	1,474,342	1,050,041	0
Line of credit convertible debenture and non-convertible debenture related parties, current debt discount	$ 0	17,720	0
Line of credit convertible debenture and non-convertible debenture related parties, noncurrent debt discount		$ 0	$ 76,492